Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 23, 2012
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000836487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2012
Emerging Markets External Debt Portfolio (Prospectus Summary) | Emerging Markets External Debt Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEAIX
Emerging Markets External Debt Portfolio (Prospectus Summary) | Emerging Markets External Debt Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEAPX
Emerging Markets External Debt Portfolio (Prospectus Summary) | Emerging Markets External Debt Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEAHX
Emerging Markets External Debt Portfolio (Prospectus Summary) | Emerging Markets External Debt Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEALX
Total Emerging Markets Portfolio (Prospectus Summary) | Total Emerging Markets Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTEIX
Total Emerging Markets Portfolio (Prospectus Summary) | Total Emerging Markets Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTEPX
Total Emerging Markets Portfolio (Prospectus Summary) | Total Emerging Markets Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTEHX
Total Emerging Markets Portfolio (Prospectus Summary) | Total Emerging Markets Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTELX
Multi-Asset Portfolio (Prospectus Summary) | Multi-Asset Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMPIX
Multi-Asset Portfolio (Prospectus Summary) | Multi-Asset Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMPPX
Multi-Asset Portfolio (Prospectus Summary) | Multi-Asset Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMPHX
Multi-Asset Portfolio (Prospectus Summary) | Multi-Asset Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMPLX

Emerging Markets External Debt Portfolio (Prospectus Summary) | Emerging Markets External Debt Portfolio
Emerging Markets External Debt Portfolio
Objective
The Emerging Markets External Debt Portfolio seeks high total return.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV")
of Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional
Fund, Inc. (the "Fund") or a portfolio of Morgan Stanley Institutional Fund
Trust held in related accounts, amounts to $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information-How To Purchase Class H Shares" section on page 12 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Emerging Markets External Debt Portfolio	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	3.50%	[1]	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%	2.00%		2.00%
[1]	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information-How To Purchase Class H Shares."

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Emerging Markets External Debt Portfolio		Class I	Class P	Class H	Class L
Advisory Fee		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fee		none	0.25%	0.25%	0.75%
Other Expenses	[1]	0.58%	0.58%	0.58%	0.58%
Total Annual Portfolio Operating Expenses	[2]	1.33%	1.58%	1.58%	2.08%
Fee Waiver and/or Expense Reimbursement	[2]	0.48%	0.48%	0.48%	0.48%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.85%	1.10%	1.10%	1.60%
[1]	Other expenses have been estimated for the current fiscal year.
[2]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 0.85% for Class I, 1.10% for Class P, 1.10% for Class H and 1.60% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Emerging Markets External Debt Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class I	87	271
Class P	112	350
Class H	458	687
Class L	163	505

Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total
Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance.
Principal Investment Strategies
Under normal circumstances, at least 80% of the Portfolio's assets will be invested in U.S. dollar-denominated debt securities of issuers located in emerging market countries.

The Adviser seeks high total return by investing primarily in fixed income securities of government and government-related issuers and corporate issuers in emerging market countries. The securities in which the Portfolio may invest will primarily be denominated in U.S. dollars. The Portfolio may invest, to a lesser extent, in securities denominated in currencies other than U.S. dollars. The
Portfolio may invest in fixed income securities issued or guaranteed by foreign governments or supranational organizations or any of their instrumentalities, including debt obligations of governmental issuers located in emerging market or developing countries and sovereign debt, as well as below investment grade fixed income securities. The Portfolio may also invest in convertible securities. In addition, the Portfolio may invest in exchange-traded funds ("ETFs"). The
Portfolio may also sell securities short. The Portfolio may also invest in restricted and illiquid securities.

The Adviser implements a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events. In selecting the Portfolio's investments, the Adviser analyzes the ability of an emerging market country's government to formulate and implement fiscal and economic policies; socio-political factors, including political risks, election calendars, human development and social stability; and exchange rate and interest rate valuation.

The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted toward the 80%
policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. A portion of the
Portfolio's fixed income securities may be rated below investment grade. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

• Lower Rated Fixed Income Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Sovereign Debt Risk. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

• ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value is expected to rise and fall as the value of the underlying index rises and falls. As a shareholder in an ETF, the Portfolio would bear its ratable share of that entity's expenses while continuing to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders will, in effect, be absorbing duplicate levels of fees. Further, certain of the ETFs in which the Portfolio may invest are leveraged. The more the Portfolio invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

• Short Sales. In a short sale transaction, the Portfolio sells a borrowed security in anticipation of a decline in the market value of that security.
If the Adviser incorrectly predicts that the price of a borrowed security will decline, the Portfolio may lose money. Losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Derivatives Risk. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage.
Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Portfolio, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Portfolio. Performance information for the Portfolio will be available online at www.morganstanley.com/im.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 23, 2012
Emerging Markets External Debt Portfolio (Prospectus Summary) | Emerging Markets External Debt Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Emerging Markets External Debt Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Emerging Markets External Debt Portfolio seeks high total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV")
of Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional
Fund, Inc. (the "Fund") or a portfolio of Morgan Stanley Institutional Fund
Trust held in related accounts, amounts to $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information-How To Purchase Class H Shares" section on page 12
		of this Prospectus.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total
Annual Portfolio Operating Expenses or in the Example, affect Portfolio
		performance.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $50,000 or more.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal circumstances, at least 80% of the Portfolio's assets will be invested in U.S. dollar-denominated debt securities of issuers located in emerging market countries.

The Adviser seeks high total return by investing primarily in fixed income securities of government and government-related issuers and corporate issuers in emerging market countries. The securities in which the Portfolio may invest will primarily be denominated in U.S. dollars. The Portfolio may invest, to a lesser extent, in securities denominated in currencies other than U.S. dollars. The
Portfolio may invest in fixed income securities issued or guaranteed by foreign governments or supranational organizations or any of their instrumentalities, including debt obligations of governmental issuers located in emerging market or developing countries and sovereign debt, as well as below investment grade fixed income securities. The Portfolio may also invest in convertible securities. In addition, the Portfolio may invest in exchange-traded funds ("ETFs"). The
Portfolio may also sell securities short. The Portfolio may also invest in restricted and illiquid securities.

The Adviser implements a top down assessment of the global economic environment and the sensitivity of emerging economies in general to worldwide events. In selecting the Portfolio's investments, the Adviser analyzes the ability of an emerging market country's government to formulate and implement fiscal and economic policies; socio-political factors, including political risks, election calendars, human development and social stability; and exchange rate and interest rate valuation.

The Portfolio's holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments, and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted toward the 80%
policy discussed above to the extent they have economic characteristics similar
		to the securities included within that policy.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. A portion of the
Portfolio's fixed income securities may be rated below investment grade. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

• Lower Rated Fixed Income Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Sovereign Debt Risk. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

• ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value is expected to rise and fall as the value of the underlying index rises and falls. As a shareholder in an ETF, the Portfolio would bear its ratable share of that entity's expenses while continuing to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders will, in effect, be absorbing duplicate levels of fees. Further, certain of the ETFs in which the Portfolio may invest are leveraged. The more the Portfolio invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

• Short Sales. In a short sale transaction, the Portfolio sells a borrowed security in anticipation of a decline in the market value of that security.
If the Adviser incorrectly predicts that the price of a borrowed security will decline, the Portfolio may lose money. Losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

• Liquidity Risk. The Portfolio's investments in restricted and illiquid securities may entail greater risk than investments in publicly traded securities. These securities may be more difficult to sell, particularly in times of market turmoil. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

• Derivatives Risk. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage.
Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Portfolio, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Portfolio. Performance information for the Portfolio will be
		available online at www.morganstanley.com/im.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Emerging Markets External Debt Portfolio (Prospectus Summary) | Emerging Markets External Debt Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.33%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	271
Emerging Markets External Debt Portfolio (Prospectus Summary) | Emerging Markets External Debt Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.58%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	350
Emerging Markets External Debt Portfolio (Prospectus Summary) | Emerging Markets External Debt Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%	[3]
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.58%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	458
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	687
Emerging Markets External Debt Portfolio (Prospectus Summary) | Emerging Markets External Debt Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.08%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	505

[1]	Other expenses have been estimated for the current fiscal year.
[2]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 0.85% for Class I, 1.10% for Class P, 1.10% for Class H and 1.60% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[3]	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information-How To Purchase Class H Shares."

Total Emerging Markets Portfolio (Prospectus Summary) | Total Emerging Markets Portfolio
Total Emerging Markets Portfolio
Objective
The Total Emerging Markets Portfolio seeks to maximize total return.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of
Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional
Fund, Inc. (the "Fund") or a portfolio of Morgan Stanley Institutional Fund
Trust held in related accounts, amounts to $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information-How To Purchase Class H Shares" section on page 16 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Total Emerging Markets Portfolio	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	4.75%	[1]	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%	2.00%		2.00%
[1]	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information-How To Purchase Class H Shares."

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Total Emerging Markets Portfolio		Class I	Class P	Class H	Class L
Advisory Fee		0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fee		none	0.25%	0.25%	0.75%
Other Expenses	[1]	0.49%	0.49%	0.49%	0.49%
Acquired Fund Fees and Expenses	[2]	1.16%	1.16%	1.16%	1.16%
Total Annual Portfolio Operating Expenses	[3]	1.85%	2.10%	2.10%	2.60%
Fee Waiver and/or Expense Reimbursement	[3]	0.50%	0.50%	0.50%	0.50%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.35%	1.60%	1.60%	2.10%
[1]	Other expenses have been estimated for the current fiscal year.
[2]	The Portfolio may purchase shares of the Underlying Funds (defined herein). Shareholders in the Portfolio bear indirectly the expenses of the Underlying Funds. "Acquired Fund Fees and Expenses" are estimated amounts and are based upon the anticipated allocation of the Portfolio's investments in the Underlying Funds for the forthcoming year and upon the total operating expenses of the Underlying Funds (including any current waivers and expense limitations) as stated in its current prospectus.
[3]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.35% for Class I, 1.60% for Class P, 1.60% for Class H and 2.10% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The expenses of the Underlying Funds are taken into account when calculating the fee waivers and/or expense reimbursements.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Total Emerging Markets Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class I	137	428
Class P	163	505
Class H	630	956
Class L	213	658

Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio), except when it buys and sells securities of the
Underlying Funds (as defined herein). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in
Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance.
Principal Investment Strategies
The Portfolio is a "fund of funds" in that it seeks to achieve its investment objective by investing primarily in funds advised by the Portfolio's "Adviser,"
Morgan Stanley Investment Management Inc., or its affiliates (the "Underlying
Funds"). The Portfolio may also invest, to a lesser extent, in individual equity and fixed income securities and exchange-traded funds ("ETFs"). Under normal market conditions, at least 80% of the Portfolio's assets will be allocated among the Underlying Funds and other securities that the Adviser considers to be economically tied to emerging market countries.

In allocating the Portfolio's investments, the Adviser utilizes a disciplined asset allocation process based upon fundamental and quantitative analysis. The
Adviser utilizes a broad based diversified approach to analyzing global economic indicators as well as proprietary research tools. The Portfolio's allocations are based upon the Adviser's evaluations and analyses, taking into account results of its fundamental market research and recommendations generated by the
Adviser's quantitative models. The Adviser considers the results of a quantitative asset allocation model, which incorporates historical return information, investment objectives and strategies of the Underlying Funds and financial and economic factors designed to capture the risks and returns of the
Underlying Funds. The results of the model are presented to an investment committee consisting of the portfolio managers of the affiliated Underlying
Funds and other investment professionals (the "Investment Committee"), which incorporates its forecasts for emerging market asset classes and other macroeconomic factors. Based on the input of the Investment Committee, the
Adviser may adjust the results of the quantitative model to increase or decrease exposure to one or more of the Underlying Funds.

The Adviser has the flexibility to reallocate the Portfolio's assets among any or all of the investment exposures represented by the Underlying Funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time, unless in response to a perceived short-term opportunity or market dislocation. The Investment Committee also monitors the Portfolio for the opportunistic use of derivatives for hedging purposes and to gain additional exposure to emerging market asset classes.

The Portfolio and/or the Underlying Funds may invest in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The direct or indirect fixed income investments of the Portfolio may include fixed income securities issued or guaranteed by foreign governments or supranational organizations or any of their instrumentalities, including debt obligations of governmental issuers located in emerging market or developing countries and sovereign debt, as well as lower rated fixed income securities
("junk bonds"). In addition, the Portfolio may invest in convertible securities.

Derivative instruments used by the Portfolio will be counted toward the 80%
policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include risks from direct investment and/or indirect exposure through investment in the Underlying Funds. The principal risks of investing in the Portfolio include:

• Allocation Risk. The Portfolio's ability to achieve its investment objective depends upon the Adviser's ability to select the appropriate mix of Underlying
Funds. There is the risk that the Adviser's asset allocation methodology and assumptions regarding the Underlying Funds may be incorrect in light of actual market conditions.

• Underlying Fund Risk. Because the Portfolio's investments are concentrated in the Underlying Funds, and the Portfolio's performance is directly related to the performance of such Underlying Funds, the ability of the Portfolio to achieve its investment objective is directly related to the ability of the Underlying
Funds to meet their investment objectives. In addition, by investing in the
Underlying Funds indirectly through the Portfolio, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the
Portfolio (including operating costs and investment advisory fees), but also expenses of the Portfolio.

• Conflicts of Interest. The Adviser is subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by certain Underlying Funds may be higher than the fees payable by other Underlying Funds and because the Adviser and its affiliates are also responsible for managing most of the Underlying
Funds.

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. A portion of the Portfolio's fixed income securities may be rated below investment grade. The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments.

• Sovereign Debt Risk. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

• Non-Diversified Risk. Because the Portfolio invests substantially in the
Underlying Funds, the Portfolio is classified as a non-diversified fund and, generally invests a greater portion of its assets in a more limited number of issuers than a diversified fund and, as a result, a non-diversified fund generally is subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer (in this case, an Underlying Fund) may cause greater fluctuations in the value of such non-diversified fund.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Portfolio, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Portfolio. Performance information for the Portfolio will be available online at www.morganstanley.com/im.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 23, 2012
Total Emerging Markets Portfolio (Prospectus Summary) | Total Emerging Markets Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Total Emerging Markets Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Total Emerging Markets Portfolio seeks to maximize total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of
Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional
Fund, Inc. (the "Fund") or a portfolio of Morgan Stanley Institutional Fund
Trust held in related accounts, amounts to $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information-How To Purchase Class H Shares" section on page 16
		of this Prospectus.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio), except when it buys and sells securities of the
Underlying Funds (as defined herein). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in
Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio
		performance.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $50,000 or more.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio is a "fund of funds" in that it seeks to achieve its investment objective by investing primarily in funds advised by the Portfolio's "Adviser,"
Morgan Stanley Investment Management Inc., or its affiliates (the "Underlying
Funds"). The Portfolio may also invest, to a lesser extent, in individual equity and fixed income securities and exchange-traded funds ("ETFs"). Under normal market conditions, at least 80% of the Portfolio's assets will be allocated among the Underlying Funds and other securities that the Adviser considers to be economically tied to emerging market countries.

In allocating the Portfolio's investments, the Adviser utilizes a disciplined asset allocation process based upon fundamental and quantitative analysis. The
Adviser utilizes a broad based diversified approach to analyzing global economic indicators as well as proprietary research tools. The Portfolio's allocations are based upon the Adviser's evaluations and analyses, taking into account results of its fundamental market research and recommendations generated by the
Adviser's quantitative models. The Adviser considers the results of a quantitative asset allocation model, which incorporates historical return information, investment objectives and strategies of the Underlying Funds and financial and economic factors designed to capture the risks and returns of the
Underlying Funds. The results of the model are presented to an investment committee consisting of the portfolio managers of the affiliated Underlying
Funds and other investment professionals (the "Investment Committee"), which incorporates its forecasts for emerging market asset classes and other macroeconomic factors. Based on the input of the Investment Committee, the
Adviser may adjust the results of the quantitative model to increase or decrease exposure to one or more of the Underlying Funds.

The Adviser has the flexibility to reallocate the Portfolio's assets among any or all of the investment exposures represented by the Underlying Funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time, unless in response to a perceived short-term opportunity or market dislocation. The Investment Committee also monitors the Portfolio for the opportunistic use of derivatives for hedging purposes and to gain additional exposure to emerging market asset classes.

The Portfolio and/or the Underlying Funds may invest in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The direct or indirect fixed income investments of the Portfolio may include fixed income securities issued or guaranteed by foreign governments or supranational organizations or any of their instrumentalities, including debt obligations of governmental issuers located in emerging market or developing countries and sovereign debt, as well as lower rated fixed income securities
("junk bonds"). In addition, the Portfolio may invest in convertible securities.

Derivative instruments used by the Portfolio will be counted toward the 80%
policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include risks from direct investment and/or indirect exposure through investment in the Underlying Funds. The principal risks of investing in the Portfolio include:

• Allocation Risk. The Portfolio's ability to achieve its investment objective depends upon the Adviser's ability to select the appropriate mix of Underlying
Funds. There is the risk that the Adviser's asset allocation methodology and assumptions regarding the Underlying Funds may be incorrect in light of actual market conditions.

• Underlying Fund Risk. Because the Portfolio's investments are concentrated in the Underlying Funds, and the Portfolio's performance is directly related to the performance of such Underlying Funds, the ability of the Portfolio to achieve its investment objective is directly related to the ability of the Underlying
Funds to meet their investment objectives. In addition, by investing in the
Underlying Funds indirectly through the Portfolio, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the
Portfolio (including operating costs and investment advisory fees), but also expenses of the Portfolio.

• Conflicts of Interest. The Adviser is subject to conflicts of interest in allocating Portfolio assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by certain Underlying Funds may be higher than the fees payable by other Underlying Funds and because the Adviser and its affiliates are also responsible for managing most of the Underlying
Funds.

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk. A portion of the Portfolio's fixed income securities may be rated below investment grade. The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments.

• Sovereign Debt Risk. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

• Non-Diversified Risk. Because the Portfolio invests substantially in the
Underlying Funds, the Portfolio is classified as a non-diversified fund and, generally invests a greater portion of its assets in a more limited number of issuers than a diversified fund and, as a result, a non-diversified fund generally is subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer (in this case, an Underlying Fund) may cause greater fluctuations in the value of such non-diversified fund.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured
		by the Federal Deposit Insurance Corporation or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Portfolio invests substantially in the Underlying Funds, the Portfolio is classified as a non-diversified fund and, generally invests a greater portion of its assets in a more limited number of issuers than a diversified fund and, as a result, a non-diversified fund generally is subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer (in this case, an Underlying Fund) may cause greater fluctuations in the value of such non-diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Portfolio, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Portfolio. Performance information for the Portfolio
		will be available online at www.morganstanley.com/im.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Total Emerging Markets Portfolio (Prospectus Summary) | Total Emerging Markets Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.16%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.85%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	428
Total Emerging Markets Portfolio (Prospectus Summary) | Total Emerging Markets Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.16%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.10%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	505
Total Emerging Markets Portfolio (Prospectus Summary) | Total Emerging Markets Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%	[4]
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.16%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.10%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.60%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	630
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	956
Total Emerging Markets Portfolio (Prospectus Summary) | Total Emerging Markets Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fee	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.16%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.60%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[3]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.10%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	213
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	658

[1]	Other expenses have been estimated for the current fiscal year.
[2]	The Portfolio may purchase shares of the Underlying Funds (defined herein). Shareholders in the Portfolio bear indirectly the expenses of the Underlying Funds. "Acquired Fund Fees and Expenses" are estimated amounts and are based upon the anticipated allocation of the Portfolio's investments in the Underlying Funds for the forthcoming year and upon the total operating expenses of the Underlying Funds (including any current waivers and expense limitations) as stated in its current prospectus.
[3]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.35% for Class I, 1.60% for Class P, 1.60% for Class H and 2.10% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The expenses of the Underlying Funds are taken into account when calculating the fee waivers and/or expense reimbursements.
[4]	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information-How To Purchase Class H Shares."

Multi-Asset Portfolio (Prospectus Summary) | Multi-Asset Portfolio
Multi-Asset Portfolio
Objective
The Multi-Asset Portfolio seeks total return.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of
Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional
Fund, Inc. (the "Fund") or a portfolio of Morgan Stanley Institutional Fund
Trust held in related accounts, amounts to $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information-How To Purchase Class H Shares" section on page 14 of this Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Multi-Asset Portfolio	Class I	Class P	Class H		Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	4.75%	[1]	none
[1]	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information-How To Purchase Class H Shares."

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Multi-Asset Portfolio		Class I	Class P	Class H	Class L
Advisory Fee		0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fee		none	0.25%	0.25%	0.75%
Other Expenses	[1]	0.94%	0.94%	0.94%	0.94%
Total Annual Portfolio Operating Expenses	[2]	1.79%	2.04%	2.04%	2.54%
Fee Waiver and/or Expense Reimbursement	[2]	0.69%	0.69%	0.69%	0.69%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.10%	1.35%	1.35%	1.85%
[1]	Other expenses have been estimated for the current fiscal year.
[2]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.10% for Class I, 1.35% for Class P, 1.35% for Class H and 1.85% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Multi-Asset Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class I	112	350
Class P	137	428
Class H	606	882
Class L	188	582

Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total
Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance.
Principal Investment Strategies
The Adviser seeks to achieve the Portfolio's investment objective by investing primarily in a blend of equity and fixed income securities of U.S. and non-U.S.
issuers. In seeking to achieve the Portfolio's investment objective, the Adviser utilizes a top-down approach to achieving total return.

The Adviser's top-down investment approach focuses on asset class, sector, region, country and currency selection as opposed to individual security selection. The Portfolio's allocations are based upon the Adviser's evaluations and analyses, taking into account results of its fundamental market research and recommendations generated by the Adviser's quantitative models. The Adviser seeks to manage risk through tactical asset allocation, hedging and the taking of short positions through the use of derivatives. The Adviser's research process focuses on three large macro factors across almost all asset classes: 1)
valuation (both relative and absolute), 2) dynamics, including earnings revisions, interest rate policy and inflation expectations, and 3) technicals such as liquidity and sentiment. Investment decisions are made without regard to any particular allocation as to geographical location, sector, credit rating, maturity, currency denomination or market capitalization. The Portfolio's investments may be U.S. and non-U.S. dollar denominated.

The Portfolio may invest in real estate investment trusts ("REITs") and similar entities established outside the United States ("foreign real estate companies").
In addition, the Portfolio may invest in fixed income securities issued or guaranteed by foreign governments or supranational organizations or any of their instrumentalities, including debt obligations of governmental issuers located in emerging market or developing countries and sovereign debt, as well as below investment grade fixed income securities, repurchase agreements and asset-backed securities. The Portfolio may also invest in privately placed and restricted securities. The mortgage-backed securities in which the Portfolio may invest include mortgage pass-through securities which represent a participation interest in a pool of mortgage loans originated by U.S. governmental or private lenders such as banks. The Portfolio may also invest in other investment companies, including exchange-traded funds ("ETFs").

The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments (including commodity-linked notes) and other related instruments and techniques. The Portfolio may also invest in foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted toward the
Portfolio's exposure in the types of securities listed above to the extent they have economic characteristics similar to such securities.
Principal Risks
There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries.

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk.

• Lower Rated Fixed Income Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• Mortgage-Backed Securities. Investments in mortgage-backed securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio's return. Investments in mortgage-backed securities may give rise to a form of leverage and may cause the Portfolio's turnover rate to appear higher. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

• REITs and Foreign Real Estate Companies. Investing in REITs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and foreign real estate companies are organized and operated. Operating REITs and foreign real estate companies requires specialized management skills and the
Portfolio indirectly bears management expenses along with the direct expenses of the Portfolio. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Portfolio. In addition, foreign real estate companies may be subject to the laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Sovereign Debt Risk. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

• Asset-Backed Securities. Asset-backed securities are subject to the risk that consumer laws, legal factors or economic and market factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S.
government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of
Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the
Portfolio to sell certain securities.

• ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value is expected to rise and fall as the value of the underlying index rises and falls. As a shareholder in an ETF, the Portfolio would bear its ratable share of that entity's expenses while continuing to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders will, in effect, be absorbing duplicate levels of fees. Further, certain of the ETFs in which the Portfolio may invest are leveraged. The more the Portfolio invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and their prices subject to more abrupt or erratic price movements.

• Derivatives Risk. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage.
Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corportion or any other government agency.
Performance Information
As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Portfolio, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Portfolio. Performance information for the Portfolio will be available online at www.morganstanley.com/im.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 23, 2012
Multi-Asset Portfolio (Prospectus Summary) | Multi-Asset Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Multi-Asset Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Multi-Asset Portfolio seeks total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of
Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional
Fund, Inc. (the "Fund") or a portfolio of Morgan Stanley Institutional Fund
Trust held in related accounts, amounts to $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information-How To Purchase Class H Shares" section on
		page 14 of this Prospectus.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total
Annual Portfolio Operating Expenses or in the Example, affect Portfolio
		performance.
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	For shareholders of Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class H shares of a portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") or a portfolio of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $50,000 or more.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses have been estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Adviser seeks to achieve the Portfolio's investment objective by investing primarily in a blend of equity and fixed income securities of U.S. and non-U.S.
issuers. In seeking to achieve the Portfolio's investment objective, the Adviser utilizes a top-down approach to achieving total return.

The Adviser's top-down investment approach focuses on asset class, sector, region, country and currency selection as opposed to individual security selection. The Portfolio's allocations are based upon the Adviser's evaluations and analyses, taking into account results of its fundamental market research and recommendations generated by the Adviser's quantitative models. The Adviser seeks to manage risk through tactical asset allocation, hedging and the taking of short positions through the use of derivatives. The Adviser's research process focuses on three large macro factors across almost all asset classes: 1)
valuation (both relative and absolute), 2) dynamics, including earnings revisions, interest rate policy and inflation expectations, and 3) technicals such as liquidity and sentiment. Investment decisions are made without regard to any particular allocation as to geographical location, sector, credit rating, maturity, currency denomination or market capitalization. The Portfolio's investments may be U.S. and non-U.S. dollar denominated.

The Portfolio may invest in real estate investment trusts ("REITs") and similar entities established outside the United States ("foreign real estate companies").
In addition, the Portfolio may invest in fixed income securities issued or guaranteed by foreign governments or supranational organizations or any of their instrumentalities, including debt obligations of governmental issuers located in emerging market or developing countries and sovereign debt, as well as below investment grade fixed income securities, repurchase agreements and asset-backed securities. The Portfolio may also invest in privately placed and restricted securities. The mortgage-backed securities in which the Portfolio may invest include mortgage pass-through securities which represent a participation interest in a pool of mortgage loans originated by U.S. governmental or private lenders such as banks. The Portfolio may also invest in other investment companies, including exchange-traded funds ("ETFs").

The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments (including commodity-linked notes) and other related instruments and techniques. The Portfolio may also invest in foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted toward the
Portfolio's exposure in the types of securities listed above to the extent they
		have economic characteristics similar to such securities.
Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Portfolio may invest in real estate investment trusts ("REITs") and similar entities established outside the United States ("foreign real estate companies").
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors, including events that affect particular issuers as well as events that affect entire financial markets or industries.

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, as well as to perceptions of the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value as interest rates rise and vice versa. Prices of longer term fixed income securities also are generally more volatile, so the average maturity of the securities in the Portfolio affects risk.

• Lower Rated Fixed Income Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• Mortgage-Backed Securities. Investments in mortgage-backed securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio's return. Investments in mortgage-backed securities may give rise to a form of leverage and may cause the Portfolio's turnover rate to appear higher. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

• REITs and Foreign Real Estate Companies. Investing in REITs and foreign real estate companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and foreign real estate companies are organized and operated. Operating REITs and foreign real estate companies requires specialized management skills and the
Portfolio indirectly bears management expenses along with the direct expenses of the Portfolio. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Portfolio. In addition, foreign real estate companies may be subject to the laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. Hedging the Portfolio's currency risks through foreign currency forward exchange contracts involves the risk of mismatching the Portfolio's objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Sovereign Debt Risk. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

• Asset-Backed Securities. Asset-backed securities are subject to the risk that consumer laws, legal factors or economic and market factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the U.S. Government, there is the risk that the U.S. Government will not provide financial support to such U.S.
government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Privately Placed and Restricted Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of
Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the
Portfolio to sell certain securities.

• ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value is expected to rise and fall as the value of the underlying index rises and falls. As a shareholder in an ETF, the Portfolio would bear its ratable share of that entity's expenses while continuing to pay its own investment management fees and other expenses. As a result, the Portfolio and its shareholders will, in effect, be absorbing duplicate levels of fees. Further, certain of the ETFs in which the Portfolio may invest are leveraged. The more the Portfolio invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

• Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid and their prices subject to more abrupt or erratic price movements.

• Derivatives Risk. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage.
Leverage magnifies the potential for gain and the risk of loss.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured
		by the Federal Deposit Insurance Corportion or any other government agency.
Risk, Lose Money	rr_RiskLoseMoney	There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corportion or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Portfolio, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Portfolio. Performance information for the Portfolio
		will be available online at www.morganstanley.com/im.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date hereof, the Portfolio has not yet completed a full calendar year of investment operations.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Multi-Asset Portfolio (Prospectus Summary) | Multi-Asset Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Advisory Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.94%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.79%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	350
Multi-Asset Portfolio (Prospectus Summary) | Multi-Asset Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Advisory Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.94%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.04%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	428
Multi-Asset Portfolio (Prospectus Summary) | Multi-Asset Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%	[3]
Advisory Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.94%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.04%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	606
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	882
Multi-Asset Portfolio (Prospectus Summary) | Multi-Asset Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Advisory Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.94%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.54%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	188
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	582

[1]	Other expenses have been estimated for the current fiscal year.
[2]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, will not exceed 1.10% for Class I, 1.35% for Class P, 1.35% for Class H and 1.85% for Class L. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
[3]	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Shareholder Information-How To Purchase Class H Shares."